RELATED PARTY TRANSACTIONS - Additional information (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2016 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 01, 2022 CAD ($)	Nov. 30, 2021 CAD ($)	Sep. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Jul. 31, 2018 CAD ($)	Mar. 31, 2018 CAD ($)
Related Party Transaction [Line Items]
Term of agreement	3 years
Funding commitment									$ 2,630,000	$ 2,130,000	$ 1,130,000	$ 892,500
Additional grant						$ 3,430,000	$ 3,430,000	$ 800,000
Cost incurred		$ 255,563	$ 197,634	$ 393,341	$ 353,253
General and administrative expenses
Related Party Transaction [Line Items]
Rental expense				1,034	27,093
Collaborative research agreement
Related Party Transaction [Line Items]
Funding commitment	$ 787,500
Management services
Related Party Transaction [Line Items]
Cost incurred				$ 413,555	$ 666,096